Vanguard Dividend Appreciation Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Spliced S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.24%	11.34%	13.16%
S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.24%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.72%	10.78%	12.57%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.69%	8.88%	10.82%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.18%	11.27%	13.09%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.16%	11.26%	13.09%